Investing in Forward and Futures Contracts (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Open Forward Currency and Futures Contracts, by Risk Exposure Category, on Statements of Financial Condition

The following table shows the fair values of the open forward currency and futures contracts, by risk exposure category, on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$1,848,177	Unrealized depreciation on forward currency contracts	$1,482,107
Equity contracts	Unrealized appreciation on futures contracts	75,063	Unrealized depreciation on futures contracts	309,370
Interest rate contracts	Unrealized appreciation on futures contracts	99,450	Unrealized depreciation on futures contracts	28,193

December 31, 2011
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$3,723,647	Unrealized depreciation on forward currency contracts	$2,695,336
Equity contracts	Unrealized appreciation on futures contracts	427,647	Unrealized depreciation on futures contracts	937,238
Interest rate contracts	Unrealized appreciation on futures contracts	777,713	Unrealized depreciation on futures contracts	420,294

Effect of Forward Currency and Futures Contracts, by Risk Exposure Category, on Statements of Operations

The following table shows the effect of the forward currency and futures contracts, by risk exposure category, on the Statements of Operations for the years ended December 31, 2012, 2011 and 2010:

	Statements of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation
December 31, 2012
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$2,006,721	$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—	(662,241)
Equity contracts	Net realized gain (loss) on futures contracts	442,221	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	275,284
Interest rate contracts	Net realized gain (loss) on futures contracts	868,057	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	(286,162)

December 31, 2011
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$(3,234,749)	$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—	1,152,214
Equity contracts	Net realized gain (loss) on futures contracts	(8,631)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	(181,294)
Interest rate contracts	Net realized gain (loss) on futures contracts	(2,739,531)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	2,072,418

December 31, 2010
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$699,926	$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—	(175,836)
Equity contracts	Net realized gain (loss) on futures contracts	873,834 (a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	(345,880	)(a)
Interest rate contracts	Net realized gain (loss) on futures contracts	2,130,286 (a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—	(1,571,737	)(a)

(a)	Amounts do not reconcile to the Statements of Operations due to brokerage commissions and fees.